Revolving Credit Facilities - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Mar. 14, 2019	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about revolving credit facilities [line items]
Revolving credit facility, previous availability	$ 575.0
Revolving credit facility additional borrowing capacity	125.0
Revolving credit facility maximum borrowing capacity	700.0
Revolving credit facility extended maturity			Extend the maturity from May 2023 to May 2024.
Revolving credit facility transaction fees	$ 1.5
Percentage of trade and other receivable subject to borrowings calculation		75.00%
Percentage of inventories subject to borrowings calculation		50.00%
Letters of credit issued		$ 5.9	$ 3.3
Letters of credit outstanding		$ 4.9	$ 5.0
Bottom of range [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage		0.25%
Bottom of range [member] | LIBOR plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		1.45%
Bottom of range [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		0.45%
Bottom of range [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		0.45%
Bottom of range [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		1.45%
Bottom of range [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		0.45%
Bottom of range [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		1.45%
Top of range [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage		0.40%
Top of range [member] | LIBOR plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		3.00%
Top of range [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		2.00%
Top of range [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		2.00%
Top of range [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		3.00%
Top of range [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		2.00%
Top of range [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		3.00%
Revolving credit facilities [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage		0.25%
Revolving credit facilities [member] | LIBOR plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		1.70%
Revolving credit facilities [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		0.70%
Revolving credit facilities [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		0.70%
Revolving credit facilities [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		1.70%
Revolving credit facilities [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		0.70%
Revolving credit facilities [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates		1.70%